Other income/(expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other income:
Foreign exchange gains	$ 8,661		$ 1,671
Government grants	3,134	$ 1,434	318
Others	1,154	399	437
Other income, Total	12,949	1,833	2,426
Other expense:
Impairment of property, plant and equipment	(3,678)
Impairment of right-of-use assets	(2,088)
Foreign exchange losses		(5,704)
Fair value losses on warrant		(2,452)	(12,548)
Others	(2,636)	(5,353)	(95)
Other expense, Total	$ (8,402)	$ (13,509)	$ (12,643)